UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8268
                -------------------------------------------------

                                 FIRSTHAND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                125 south market
                                   suite 1200
                           SAN JOSE, CALIFORNIA 95113

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

        (Name and Address of Agent for                  Copy to:
                   Service)

               Kevin M. Landis                   Kelvin K. Leung, Esq.
      Firsthand Capital Management, Inc.   Firsthand Capital Management, Inc.
         125 South Market, Suite 1200         125 South Market, Suite 1200
          San Jose, California 95113           San Jose, California 95113

                                                 Scott Zoltowski, Esq.
                                           State Street Bank and Trust Company
                                              One Federal Street, 9th Floor
                                              Boston, Massachusetts 02110

                                                Steven G. Cravath, Esq.
                                                Morrison & Foerster LLP
                                              2000 Pennsylvania Avenue, NW
                                               Washington, DC 20006-1888

Registrant's telephone number, including area code:  (408) 294-2200

Date of fiscal year end:  December 31
Date of reporting period:  July 1, 2004 - September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

FIRSTHAND TECHNOLOGY VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                      MARKET
                                                      PERCENT       SHARES            VALUE
--------------------------------------------          --------    ----------       ------------
   COMMON STOCK                                           99.1%                    $584,595,837
                                                                                   ------------
   (Cost $1,063,232,073)

   COMMUNICATIONS                                          1.1%                       6,226,430
                                                                                   ------------
*  Intrado, Inc.                                                     309,100          3,125,000
*  ViaSat, Inc.                                                      154,300          3,101,430

   COMMUNICATIONS EQUIPMENT                               13.5%                      79,891,750
                                                                                   ------------
*  Anaren, Inc. (1)                                                1,111,900         14,966,174
   Harris Corp.                                                       50,000          2,747,000
   Motorola, Inc.                                                    690,200         12,451,208
*  REMEC, Inc.                                                       440,000          2,072,400
   SpectraLink Corp.                                                 180,000          1,710,000
*  Stratex Networks, Inc. (1)                                      4,832,036         10,823,761
*  Tekelec, Inc.                                                     875,800         14,608,344
*  UTStarcom, Inc.                                                 1,273,300         20,512,863

   DEFENSE & AEROSPACE                                     5.2%                      30,880,100
                                                                                   ------------
*  FLIR Systems, Inc.                                                470,600         27,530,100
   L-3 Communications Holdings, Inc.                                  50,000          3,350,000

   INTELLECTUAL PROPERTY                                   0.9%                       5,072,515
                                                                                   ------------
*  Silicon Genesis Corp. - 1-D (1) (2)                               850,830            749,751
*  Silicon Genesis Corp. - 1-E (1) (2)                             4,071,226          4,315,500
*  Silicon Genesis Corp. - Common Stock (1) (2)                      726,424              7,264

   INTERNET                                                0.5%                       2,781,900
                                                                                   ------------
*  Akamai Technologies, Inc.                                         198,000          2,781,900

   NETWORKING                                              9.5%                      55,911,485
                                                                                   ------------
*  Caspian Newtorks, Inc. - Common Stock (2)                          33,781                  0
*  Cisco Systems, Inc.                                             2,970,800         53,771,480
*  IP Unity, Inc. - C (2)                                          1,104,265          1,792,863
*  IP Unity, Inc. - E (2)                                            193,042            313,307
*  Polaris Networks, Inc. - A (2)                                    297,848             33,835

   OTHER ELECTRONICS                                       0.4%                       2,428,138
                                                                                   ------------
*  NanoMuscle, Inc. - Common Stock (2)                             1,250,000              1,250
*  NanoMuscle, Inc. - A-1 (2)                                      1,250,000            102,188
   PerkinElmer, Inc.                                                 135,000          2,324,700

   PERIPHERALS                                             3.5%                      20,652,714
                                                                                   ------------
*  Electronics For Imaging, Inc.                                     200,000          3,248,000
*  Read-Rite Corp.                                                   514,000                514
*  Western Digital Corp.                                           1,980,000         17,404,200

   PHOTONICS                                               4.2%                      24,944,052
                                                                                   ------------
*  Celox Networks, Inc. - A-1 (2)                                  1,000,000                  0
*  Celox Networks, Inc. - Common Stock (2)                           138,121                  0
*  Corning, Inc.                                                   2,150,000         23,822,000
*  Luminous Networks, Inc. - D (2)                                   868,710            937,642
*  Luminous Networks, Inc. - E (2)                                   434,724            184,410
*  Maple Optical Systems, Inc. - A-1 (1) (2)                      10,352,054                  0

FIRSTHAND TECHNOLOGY VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                            MARKET
                                                           PERCENT       SHARES             VALUE
--------------------------------------------               --------    ----------        ------------
   SEMICONDUCTORS                                            36.2%                       $213,407,912
                                                                                         ------------
*  Aeroflex, Inc.                                                       1,250,600          13,218,842
*  Applied Micro Circuits Corp.                                         2,149,900           6,729,187
*  AuthenTec, Inc. - C (2)                                              1,472,495           1,474,866
*  AuthenTec, Inc. - D (2)                                                290,958             290,958
   Celeritek, Inc.                                                        372,200           1,280,368
*  Clarisay, Inc. - B (1) (2)                                           2,605,306                   0
*  Clarisay, Inc. - C (1) (2)                                           7,194,244                   0
*  Genesis Microchip, Inc.                                                 97,500           1,316,250
*  Global Locate, Inc. - A (1) (2)                                      6,030,896           7,794,209
*  Global Locate, Inc. - C (1) (2)                                      1,111,111           1,000,000
*  Global Locate, Inc. - D (1) (2)                                        555,555             500,000
*  Kopin Corp.                                                            299,100           1,217,337
*  Lexar Media, Inc.                                                    1,999,200          16,773,288
*  Marvell Technology Group Ltd.                                          600,000          15,678,000
*  PMC-Sierra, Inc.                                                     1,255,700          11,062,717
*  SanDisk Corp.                                                        2,437,400          70,977,088
*  Skyworks Solutions, Inc.                                               918,300           8,723,850
   STMicroelectronics N.V. - ADR                                          783,400          13,537,152
   Texas Instruments, Inc.                                                690,000          14,683,200
*  TranSwitch Corp.                                                     3,593,000           4,527,180
*  TriQuint Semiconductor, Inc.                                         2,332,400           9,096,360
*  Zoran Corp.                                                            860,500          13,527,060

   SERVICES                                                   1.0%                          6,220,881
                                                                                         ------------
*  Anteon International Corp.                                             120,900           4,430,985
*  TeleCommunication Systems, Inc. - A                                    557,600           1,789,896

   SOFTWARE                                                  23.1%                        136,177,960
                                                                                         ------------
*  Comverse Technology, Inc.                                            2,110,900          39,748,247
*  Concord Communications, Inc. (1)                                     1,179,300          10,525,252
*  Roxio, Inc. (3)                                                      2,000,000          10,280,000
   SAP AG - ADR                                                           100,000           3,895,000
*  VeriSign, Inc.                                                          90,000           1,789,200
*  VERITAS Software Corp.                                                 362,900           6,459,620
*  Websense, Inc.                                                         726,300          30,264,921
*  Wind River Systems, Inc.                                             2,722,600          33,215,720

   WARRANTS                                                   0.1%                            537,044

   (Cost $69)
                                                                                         ------------

   INTELLECTUAL PROPERTY                                      0.1%                            334,436
                                                                                         ------------
*  Silicon Genesis Corp. - 1-E Warrants (1) (2)                         1,257,859             334,339
*  Silicon Genesis Corp. - Common Stock  Warrants (1) (2)                  37,982                  38
*  Silicon Genesis Corp. - Common Stock  Warrants (1) (2)                  59,147                  59

   NETWORKING                                                 0.0%                                145
                                                                                         ------------
*  IP Unity, Inc. - E Warrants (2)                                         69,496                  69
*  Polaris Networks, Inc. - Convertible Warrants (2)                       75,712                  76

   OTHER ELECTRONICS                                          0.0%                                307
                                                                                         ------------
*  NanoMuscle, Inc. - B-1 Warrants (2)                                    306,757                 307

   PHOTONICS                                                  0.0%                                  0
                                                                                         ------------
*  Celox Networks, Inc. - A-1 Warrants (2)                                500,000                   0
*  Luminous Networks, Inc. - D Warrants (2)                               144,785                   0

FIRSTHAND TECHNOLOGY VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                            MARKET
                                                            PERCENT        SHARES            VALUE
--------------------------------------------                --------     ---------      --------------
   SEMICONDUCTORS                                              0.0%                      $     202,156
                                                                                         -------------
*  AuthenTec, Inc. - C Warrants (2)                                        392,665             196,497
*  Clarisay, Inc. Warrants 06/03/2005-11/10/2005 (1) (2)                 2,350,000                   0
*  Global Locate, Inc. - Board Warrants (1) (2)                             75,000                 375
*  Global Locate, Inc. - C Warrants (1) (2)                                370,370               3,704
*  Global Locate, Inc. - Sealed Board Warrants (1) (2)                      18,750                  94
*  Global Locate, Inc. - Warrants (1) (2)                                  111,111               1,111
*  Global Locate, Inc. Common Stock Warrants (1) (2)                        75,000                 375

   CONVERTIBLE BONDS                                           0.1%                            764,951
                                                                                         -------------
   (Cost $3,114,951)

   NETWORKING                                                  0.0%                            151,436
                                                                                         -------------
   Polaris Networks, Inc. 10.00% 10/12/2004 (2)                             50,475              50,475
   Polaris Networks, Inc. 10.00% 01/14/2005 (2)                             50,475              50,475
   Polaris Networks, Inc., Escrow 0.56% (2)                                 50,486              50,486

   OTHER ELECTRONICS                                           0.1%                            613,515
                                                                                         -------------
   NanoMuscle, Inc. 8.00% 02/16/2005 (2)                                   117,621             117,621
   NanoMuscle, Inc. 8.00% 03/06/2005 (2)                                   245,422             245,422
   NanoMuscle, Inc., Escrow 1.00% (2)                                      250,472             250,472

   SEMICONDUCTORS                                              0.0%                                  0
                                                                                         -------------
   Clarisay, Inc. 8.00% 06/03/2005-11/10/2005 (1) (2)                    2,350,000                   0

   CASH EQUIVALENTS                                            0.7%                          4,274,007
                                                                                         -------------
   (Cost $4,274,007)

   SSgA Prime Money Market Portfolio                                     4,274,007           4,274,007

   TOTAL INVESTMENT SECURITIES                               100.0%                        590,171,839
   (Cost $1,070,621,100)

   LIABILITIES IN EXCESS OF OTHER ASSETS                       0.0%                           (107,822)
                                                                                         -------------
   NET ASSETS                                                100.0%                      $ 590,064,017
                                                                                         =============

*     Non-income producing
(1)   Affiliated issuer

(2)   Restricted security

(3) Roxio, Inc. has the right to put a restriction of public sale on 1,000,000 shares of the Fund's Roxio, Inc. holding. As of September 30, 2004, there are no restrictions on the Fund's shares of Roxio, Inc.

ADR American Depositary Receipts

FIRSTHAND TECHNOLOGY LEADERS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                             MARKET
                                                   PERCENT     SHARES         VALUE
--------------------------------------------      --------    -------      ------------
   COMMON STOCK                                     99.1%                  $108,921,253
                                                                           ------------
   (Cost $127,745,363)

   COMMUNICATIONS EQUIPMENT                          4.4%                     4,880,000
                                                                           ------------
   QUALCOMM, Inc.                                             125,000         4,880,000

   INTERNET                                          6.4%                     6,991,610
                                                                           ------------
*  eBay, Inc.                                                  40,000         3,677,600
*  IAC/InterActiveCorp                                        150,500         3,314,010

   MEDIA                                             3.3%                     3,605,730
                                                                           ------------
*  Pixar Animation Studios                                     45,700         3,605,730

   NETWORKING                                        5.6%                     6,134,090
                                                                           ------------
*  Cisco Systems, Inc.                                        338,900         6,134,090

   OTHER ELECTRONICS                                 2.7%                     2,951,984
                                                                           ------------
*  Agilent Technologies, Inc.                                 136,856         2,951,984

   PERIPHERALS                                       4.0%                     4,422,128
                                                                           ------------
*  EMC Corp.                                                  383,200         4,422,128

   PHOTONICS                                         2.8%                     3,059,188
                                                                           ------------
*  Corning, Inc.                                              276,100         3,059,188

   SEMICONDUCTOR EQUIPMENT                           6.3%                     6,979,157
                                                                           ------------
*  Applied Materials, Inc.                                    138,800         2,288,812
*  ASML Holding N.V                                           130,300         1,676,961
*  KLA-Tencor Corp.                                            44,800         1,858,304
*  Teradyne, Inc.                                              86,200         1,155,080

   SEMICONDUCTORS                                   26.8%                    29,419,555
                                                                           ------------
*  Altera Corp.                                               213,500         4,178,195
*  Flextronics International Ltd.                             153,000         2,027,250
   Intel Corp.                                                 97,300         1,951,838
   Samsung Electronics Co., Ltd. - GDR                         22,600         4,494,484
*  SanDisk Corp.                                              264,800         7,710,976
   Texas Instruments, Inc.                                    251,650         5,355,112
   Xilinx, Inc.                                               137,100         3,701,700

   SERVICES                                          3.8%                     4,145,427
                                                                           ------------
   Taiwan Semiconductor Manufacturing Co. - ADR               580,592         4,145,427

   SOFTWARE                                         33.0%                    36,332,384
                                                                           ------------
   Adobe Systems, Inc.                                         80,500         3,982,335
*  Amdocs Ltd.                                                203,600         4,444,588
*  BEA Systems, Inc.                                          338,980         2,342,352
*  Business Objects SA - ADR                                  168,900         3,937,059
*  Electronic Arts, Inc.                                       43,800         2,014,362
*  Mercury Interactive Corp.                                  113,700         3,965,856
   Microsoft Corp.                                             78,900         2,181,585
   SAP AG - ADR                                               105,300         4,101,435
*  Symantec Corp.                                              85,400         4,686,752
*  VERITAS Software Corp.                                     262,700         4,676,060

FIRSTHAND TECHNOLOGY LEADERS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
                                                PERCENT     SHARES        VALUE
-----------------------------------------      --------    -------    -------------
CASH EQUIVALENTS                                 0.7%                 $     733,253
                                                                      -------------
(Cost $733,253)

SSgA Prime Money Market Portfolio                          733,253          733,253

TOTAL INVESTMENT SECURITIES                     99.8%                   109,654,506
(Cost $128,478,616)

OTHER ASSETS IN EXCESS OF LIABILITIES            0.2%                       247,991
                                                                      -------------
NET ASSETS                                     100.0%                 $ 109,902,497
                                                                      =============

*     Non-income producing
ADR American Depositary Receipts
GDR Global Depositary Receipts

FIRSTHAND TECHNOLOGY INNOVATORS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                         MARKET
                                                   PERCENT           SHARES               VALUE
--------------------------------------------      --------         ---------           -----------
   COMMON STOCK                                      97.0%                             $51,068,645
                                                                                       -----------
   (Cost $84,659,703)

   COMMUNICATIONS EQUIPMENT                           9.6%                               5,046,018
                                                                                       -----------
*  Airspan Networks, Inc.                                            284,000             1,542,120
*  Powerwave Technologies, Inc.                                      139,400               858,704
*  Proxim Corp. - A                                                  216,300               173,040
   SpectraLink Corp.                                                 106,700             1,013,650
*  Vyyo, Inc.                                                        258,600             1,458,504

   DEFENSE & AEROSPACE                                2.3%                               1,215,376
                                                                                       -----------
*  Microvision, Inc.                                                 205,300             1,215,376

   ELECTRONIC DESIGN AUTOMATION                       8.3%                               4,382,505
                                                                                       -----------
*  PDF Solutions, Inc.                                               360,700             4,382,505

   INTELLECTUAL PROPERTY                              6.2%                               3,287,049
                                                                                       -----------
*  MIPS Technologies, Inc.                                           220,000             1,254,000
*  Silicon Genesis Corp. - 1-C (1) (2)                                82,914               300,779
*  Silicon Genesis Corp. - 1-E (1) (2)                             1,633,254             1,731,249
*  Silicon Genesis Corp. - Common Stock (1) (2)                      102,135                 1,021

   NETWORKING                                         3.6%                               1,894,857
                                                                                       -----------
*  IP Unity, Inc. - C (2)                                          1,117,957             1,815,093
*  Polaris Networks, Inc. - A (2)                                    702,152                79,764

   OTHER ELECTRONICS                                  8.1%                               4,240,801
                                                                                       -----------
*  Applied Films Corp.                                                92,800             1,671,328
*  Intevac, Inc.                                                     263,700             1,656,036
*  LeapFrog Enterprises, Inc.                                         40,000               810,000
*  NanoMuscle, Inc. - Common Stock (2)                             1,250,000                 1,250
*  NanoMuscle, Inc. - A-1 (2)                                      1,250,000               102,187

   PERIPHERALS                                        1.3%                                 673,600
                                                                                       -----------
*  Universal Display Corp.                                            80,000               673,600

   PHOTONICS                                          8.6%                               4,530,241
                                                                                       -----------
*  Avici Systems, Inc.                                               300,000             1,866,000
*  Finisar Corp.                                                     536,500               697,450
*  Luminous Networks, Inc. - D (2)                                 1,522,719             1,643,547
*  Luminous Networks, Inc. - E (2)                                   762,008               323,244
*  Maple Optical Systems, Inc. - A-1 (1) (2)                       9,647,945                     0

   SEMICONDUCTOR EQUIPMENT                            2.3%                               1,188,806
                                                                                       -----------
*  ASM International N.V                                              47,115               625,687
*  ASM International N.V. (2)                                         47,115               563,119

   SEMICONDUCTORS                                    32.7%                              17,222,646
                                                                                       -----------
*  Aeroflex, Inc.                                                    202,700             2,142,539
*  Agere Systems, Inc. - A                                           500,000               525,000
*  AuthenTec, Inc. - C (2)                                           736,248               737,433
*  Clarisay, Inc. - B (1) (2)                                      2,861,519                     0
*  Kopin Corp.                                                       528,500             2,150,995
*  Lexar Media, Inc.                                                 296,000             2,483,440
*  M-Systems Flash Disk Pioneers Ltd.                                 75,000             1,239,000

FIRSTHAND TECHNOLOGY INNOVATORS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                MARKET
                                                           PERCENT         SHARES                VALUE
--------------------------------------------              --------       ---------            -----------
*  O2Micro International Ltd.                                               35,000            $   375,900
*  OmniVision Technologies, Inc.                                           161,000              2,278,150
*  Power Integrations, Inc.                                                127,300              2,600,739
*  Silicon Optix, Inc. - B (2)                                           1,111,111              1,000,000
*  Volterra Semiconductor Corp.                                             30,000                372,900
*  Zoran Corp.                                                              83,750              1,316,550

   SERVICES                                                  4.9%                               2,576,055
                                                                                              -----------
*  Innovion Corp. - C (1) (2)                                            1,500,000              1,675,650
*  TeleCommunication Systems, Inc. - A                                     280,500                900,405

   SOFTWARE                                                  9.1%                               4,810,691
                                                                                              -----------
*  Chordiant Software, Inc.                                                461,500              1,342,965
*  Roxio, Inc.                                                             436,700              2,244,638
*  Verint Systems, Inc.                                                     33,200              1,223,088

   WARRANTS                                                  0.2%                                  99,795
                                                                                              -----------
   (Cost $0)

   INTELLECTUAL PROPERTY                                     0.0%                                     943
                                                                                              -----------
*  Silicon Genesis Corp. - 1-E (1) (2)                                      94,339                    943

   PHOTONICS                                                 0.0%                                       0
                                                                                              -----------
*  Luminous Networks, Inc. - D Warrants (2)                                253,787                      0

   SEMICONDUCTORS                                            0.2%                                  98,249
                                                                                              -----------
*  AuthenTec, Inc. - C Warrants (2)                                        196,333                 98,249
*  Clarisay, Inc. Warrants 05/08/2005-12/31/2010 (1) (2)                 1,259,290                      0

   SERVICES                                                  0.0%                                     603
                                                                                              -----------
*  Innovion Corp. Warrants (1) (2)                                         602,577                    603

   CONVERTIBLE BONDS                                         1.1%                                 602,577
                                                                                              -----------
    (Cost $1,752,577)

   SEMICONDUCTORS                                            0.0%                                       0
                                                                                              -----------
   Clarisay, Inc. 8.00% 05/08/2005-10/10/2005 (1) (2)                    1,150,000                      0

   SERVICES                                                  1.1%                                 602,577
                                                                                              -----------
   Innovion Corp. 8.00% 03/07/2005 (1) (2)                                 602,577                602,577

   CASH EQUIVALENTS                                          1.9%                                 996,907
                                                                                              -----------
    (Cost $996,907)

   SSgA Prime Money Market Portfolio                                       996,907                996,907

   TOTAL INVESTMENT SECURITIES                             100.2%                              52,767,924
    (Cost $87,409,187)

   LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2)%                               (115,454)
                                                                                              -----------
   NET ASSETS                                              100.0%                             $52,652,470
                                                                                              ===========

* Non-income producing

(1)   Affiliated issuer

(2)   Restricted security

FIRSTHAND E-COMMERCE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                            MARKET
                                                  PERCENT     SHARES         VALUE
--------------------------------------------      -------    -------      -----------
   COMMON STOCK                                     97.3%                 $50,382,229
                                                                          -----------
    (Cost $49,400,869)

   COMMUNICATIONS                                    5.3%                   2,739,877
                                                                          -----------
*  Liberty Media International, Inc. - A                       7,500          250,215
*  WebEx Communications, Inc.                                114,100        2,489,662

   FINANCIAL                                         3.3%                   1,714,388
                                                                          -----------
*  Ameritrade Holding Corp.                                   50,000          600,500
*  E*TRADE FINANCIAL Corp.                                    60,000          685,200
*  Euronet Worldwide, Inc.                                    22,900          428,688

   HEALTH CARE                                       1.5%                     761,634
                                                                          -----------
*  Drugstore.com, Inc.                                       222,700          761,634

   INTERNET                                         30.8%                  15,956,586
                                                                          -----------
*  1-800-FLOWERS.COM, Inc. - A                                10,000           83,000
*  Akamai Technologies, Inc.                                  17,300          243,065
*  Amazon.com, Inc.                                           30,000        1,225,800
*  Ask Jeeves, Inc.                                           10,000          327,100
*  Autobytel, Inc.                                            60,000          538,200
*  eBay, Inc.                                                 17,600        1,618,144
*  eBookers PLC - ADR                                         20,000          160,400
*  IAC/InterActiveCorp                                        86,700        1,909,134
*  LivePerson, Inc.                                          100,000          327,000
*  Monster Worldwide, Inc.                                    58,900        1,451,296
*  Netflix, Inc.                                             161,200        2,485,704
*  Overstock.com, Inc.                                        32,300        1,186,379
*  Time Warner, Inc.                                          62,600        1,010,364
*  Yahoo! Inc.                                               100,000        3,391,000

   NETWORKING                                        1.1%                     543,000
                                                                          -----------
*  Cisco Systems, Inc.                                        30,000          543,000

   SERVICES                                         15.3%                   7,931,328
                                                                          -----------
*  Anteon International Corp.                                 11,700          428,805
   Certegy, Inc.                                              17,500          651,175
*  CNET Networks, Inc.                                       255,400        2,336,910
   Fair Issac Corp.                                           10,000          292,000
   First Data Corp.                                           35,000        1,522,500
*  PEC Solutions, Inc.                                       115,400        1,352,488
*  Sportsman's Guide, Inc.                                    15,000          303,450
*  WebMD Corp.                                               150,000        1,044,000

FIRSTHAND E-COMMERCE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                      MARKET
                                                         PERCENT       SHARES         VALUE
--------------------------------------------             -------       -------      -----------
   SOFTWARE                                                 40.0%                   $20,735,416
                                                                                    -----------
*  BEA Systems, Inc.                                                   193,100        1,334,321
*  Chordiant Software, Inc.                                            680,900        1,981,419
*  Cognizant Technology Solutions Corp. - A                             90,000        2,745,900
*  Digital Insight Corp.                                                65,000          885,950
   Global Payments, Inc.                                                17,000          910,350
*  Macromedia, Inc.                                                     98,900        1,985,912
*  Mercury Interactive Corp.                                            15,700          547,616
*  Netegrity, Inc                                                       70,000          525,700
*  Red Hat, Inc.                                                        20,000          244,800
*  Roxio, Inc.                                                         254,500        1,308,130
*  Symantec Corp.                                                       34,100        1,871,408
*  VERITAS Software Corp.                                               61,900        1,101,820
*  Websense, Inc.                                                      127,000        5,292,090

   CASH EQUIVALENTS                                          2.9%                     1,520,413
                                                                                    -----------
   (Cost $1,520,413)
   SSgA Prime Money Market Portfolio                                 1,520,413        1,520,413

   TOTAL INVESTMENT SECURITIES                             100.2%                    51,902,642
    (Cost $50,921,282)

   LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2)%                      (94,549)
                                                                                    -----------
   NET ASSETS                                              100.0%                   $51,808,093
                                                                                    ===========

* Non-income producing

ADR American Depositary Receipts

FIRSTHAND GLOBAL TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                 MARKET
                                                  PERCENT    SHARES              VALUE
--------------------------------------------      -------    -------           -----------
   COMMON STOCK                                    99.3%                       $34,427,208
                                                                               -----------
    (Cost $40,058,677)

   COMMUNICATIONS EQUIPMENT                        19.9%                         6,892,223
                                                                               -----------
*  Alvarion Ltd.                                             255,000             3,299,700
*  Ceragon Networks Ltd.                                     265,900             1,318,864
   QUALCOMM, Inc.                                             10,000               390,400
*  UTStarcom, Inc.                                           116,900             1,883,259

   ELECTRONIC DESIGN AUTOMATION                     7.0%                         2,428,785
                                                                               -----------
*  PDF Solutions, Inc.                                       199,900             2,428,785

   FINANCIAL                                        0.9%                           320,112
                                                                               -----------
*  Euronet Worldwide, Inc.                                    17,100               320,112

   INTERNET                                         1.3%                           440,000
                                                                               -----------
*  RADWARE Ltd.                                               20,000               440,000

   OTHER ELECTRONICS                               12.6%                         4,384,606
                                                                               -----------
   Alps Electric Co., Ltd.                                    65,000               774,491
   Fujitsu Ltd.                                              223,000             1,289,087
*  Intevac, Inc.                                              69,000               433,320
   Sharp Corp.                                                52,000               715,386
   TDK Corp.                                                  17,600             1,172,322

   PERIPHERALS                                      6.3%                         2,190,788
                                                                               -----------
*  Maxtor Corp.                                              169,100               879,320
*  Western Digital Corp.                                     149,200             1,311,468

   SEMICONDUCTOR EQUIPMENT                          5.2%                         1,808,792
                                                                               -----------
*  ASML Holding N.V                                           66,758               859,175
   Hoya Corp.                                                  1,900               199,147
   Tokyo Electron Ltd.                                        15,400               750,470

   SEMICONDUCTORS                                  15.5%                         5,357,921
                                                                               -----------
*  Agere Systems, Inc. - A                                   200,000               210,000
*  Infineon Technologies AG - ADR                             28,700               293,314
*  Kopin Corp.                                               156,000               634,920
*  OmniVision Technologies, Inc.                              65,000               919,750
   Samsung Electronics Co., Ltd. - GDR                         8,800             1,750,065
   STMicroelectronics N.V. - ADR                              62,400             1,078,272
*  Zoran Corp.                                                30,000               471,600

   SERVICES                                         3.6%                         1,261,599
                                                                               -----------
*  Amkor Technology, Inc.                                    125,500               458,075
*  j2 Global Communications, Inc.                             12,900               407,511
   Taiwan Semiconductor Manufacturing Co. - ADR               55,464               396,013

   SOFTWARE                                        27.0%                         9,342,382
                                                                               -----------
*  Amdocs Ltd.                                                70,000             1,528,100
*  Business Objects SA - ADR                                  40,000               932,400
*  Chordiant Software, Inc.                                  268,200               780,462
*  Cognos, Inc.                                               35,000             1,243,200
*  Comverse Technology, Inc.                                  60,000             1,129,800
   Global Payments, Inc.                                      12,900               690,795
*  ILOG SA - ADR                                              41,700               412,830
*  Mercury Interactive Corp.                                  47,000             1,639,360
   SAP AG - ADR                                               25,300               985,435

FIRSTHAND GLOBAL TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                 MARKET
                                                  PERCENT     SHARES              VALUE
--------------------------------------------      -------    -------           ------------
   TOTAL INVESTMENT SECURITIES                     99.3%                       $ 34,427,208
                                                                               ------------
    (Cost $40,058,677)

   OTHER ASSETS IN EXCESS OF LIABILITIES            0.7%                            236,130
                                                                               ------------
   NET ASSETS                                     100.0%                       $ 34,663,338
                                                                               ============

* Non-income producing

ADR American Depositary Receipts

GDR Global Depositary Receipts

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities Valuation -- A Fund's portfolio of securities is valued as follows:

1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued according to the Nasdaq official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Repurchase Agreements -- Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

Foreign Securities -- Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Security Transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2004.

                       FIRSTHAND         FIRSTHAND         FIRSTHAND                         FIRSTHAND
                      TECHNOLOGY        TECHNOLOGY       TECHNOLOGY        FIRSTHAND           GLOBAL
                         VALUE            LEADERS         INNOVATORS      E-COMMERCE         TECHNOLOGY
                          FUND             FUND            FUND              FUND              FUND
                    ---------------    --------------    -------------    ---------------   -----------
Gross unrealized
  appreciation      $   120,920,076    $  22,232,728     $   2,432,271    $    14,525,239   $ 4,684,555

Gross unrealized
  depreciation         (653,615,009)     (41,172,146)      (37,073,534)       (13,744,581)  (10,316,024)
                    ---------------    -------------     -------------    ---------------   -----------
Net unrealized
  appreciation
    (depreciation)  $  (532,694,933)   $ (18,939,418)    $ (34,641,263)   $       780,658   $(5,631,469)
                    ===============    =============     =============    ===============   ===========
Federal income
  tax cost          $ 1,122,866,772    $ 128,593,924     $  87,409,187    $    51,121,984   $40,058,677
                    ===============    =============     =============    ===============   ===========

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to wash sales.

INVESTMENTS IN AFFILIATES AND RESTRICTED SECURITIES

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended September 30, 2004, is noted below:

FIRSTHAND TECHNOLOGY
VALUE FUND

                                       SHARE ACTIVITY
       AFFILIATE           BALANCE      PURCHASES   SALES      BALANCE     REALIZED       VALUE       ACQUISITION
                           12/31/03                            9/30/04       LOSS        9/30/04         COST
-----------------------   ---------    ----------  -------    ---------   ---------   ------------    -----------
Anaren, Inc.*             1,211,900          -     100,000    1,111,900   $183,833    $ 14,966,174    $17,837,394
Clarisay, Inc. Series
B & C*                    9,799,550          -           -    9,799,550          -               -      4,383,855
Clarisay, Inc. Warrants
  06/03/2005                500,000          -           -      500,000          -               -              -
Clarisay, Inc. Warrants
  07/07/2005                500,000          -           -      500,000          -               -              -
Clarisay, Inc. Warrants
  08/07/2005                500,000          -           -      500,000          -               -              -
Clarisay, Inc. Warrants
  09/12/2005                250,000          -           -      250,000          -               -              -
Clarisay, Inc. Warrants
  09/19/2005                100,000          -           -      100,000          -               -              -
Clarisay, Inc. Warrants
  11/10/2005                500,000          -           -      500,000          -               -              -
Clarisay, Inc. 8.00%
  06/03/2005                500,000          -           -      500,000          -               -        500,000
Clarisay, Inc. 8.00%
  07/07/2005                500,000          -           -      500,000          -               -        500,000
Clarisay, Inc. 8.00%
  08/07/2005                500,000          -           -      500,000          -               -        500,000
Clarisay, Inc. 8.00%
  09/12/2005                250,000          -           -      250,000          -               -        250,000

FIRSTHAND TECHNOLOGY
VALUE FUND
(CONTINUED)

Clarisay, Inc. 8.00%
  09/19/2005                 100,000           -             -      100,000    $      -      $         -     $   100,000
Clarisay, Inc. 8.00%
  11/10/2005                 500,000           -             -      500,000           -                -         500,000
Concord Communi-
  cations, Inc.            1,189,300           -        10,000    1,179,300     381,543       10,525,252      46,787,327
Global Locate, Inc.
  Series A&C*              7,142,007           -             -    7,142,007           -        8,794,209       6,144,355
Global Locate, Inc.
  Series D                         -     555,555             -      555,555           -          500,000         500,000
Global Locate, Inc.
  Board Warrants                   -      75,000             -       75,000           -              375               -
Global Locate, Inc.
  Series C Warrants          370,370           -             -      370,370           -            3,704               -
Global Locate, Inc.
  Sealed Board Warrants            -      18,750             -       18,750           -               94               -
Global Locate, Inc.
  Warrants                         -     111,111             -      111,111           -            1,111               -
Global Locate, Inc.
  Common Stock
  Warrants                    75,000           -             -       75,000           -              375               -
Maple Optical Systems,
  Inc. Series A-1         10,352,054           -             -   10,352,054           -                -       3,623,219
Silicon Genesis Corp.
  Series 1-D                 850,830**         -             -      850,830           -          749,751       4,315,500
Silicon Genesis Corp.
  Series 1-E               4,071,226           -             -    4,071,226           -        4,315,500       4,315,500
Silicon Genesis Corp.
  Common Stock               726,424**         -             -      726,424           -            7,264       3,684,494
Silicon Genesis Corp.
  Series 1-E Warrants      1,257,859           -             -    1,257,859           -          334,339               -
Silicon Genesis Corp.
  Common Stock
  Warrants                    37,982           -             -       37,982           -               38               -
Silicon Genesis Corp.
  Common Stock
  Warrants                    59,147**         -             -       59,147           -               59               -
Stratex Networks, Inc.     4,832,036           -             -    4,832,036           -       10,823,761      69,033,202
Zoran Corp.                1,460,500           -       600,000      860,500   5,606,857       13,527,060       8,312,360

FIRSTHAND TECHNOLOGY
INNOVATORS FUND

                                        SHARE ACTIVITY
      AFFILIATE             BALANCE    PURCHASES   SALES    BALANCE     REALIZED        VALUE       ACQUISITION
                           12/31/03                         9/30/04       LOSS         9/30/04         COST
                           ---------   ---------   -----   ---------    --------   -----------      -----------
Clarisay, Inc. Series B    2,861,519          -       -    2,861,519        -               -        2,618,290
Clarisay, Inc. Warrants
  05/08/2005                 500,000          -       -      500,000        -               -                -
Clarisay, Inc. Warrants
  09/19/2005                 150,000          -       -      150,000        -               -                -
Clarisay, Inc. Warrants
  10/10/2005                 500,000          -       -      500,000        -               -                -
Clarisay, Inc. Warrants
  12/31/2010                 109,290          -       -      109,290        -               -                -
Clarisay, Inc. 8.00%
  05/08/2005                 500,000          -       -      500,000        -               -          500,000
Clarisay, Inc. 8.00%
  09/19/2005                 150,000          -       -      150,000        -               -          150,000
Clarisay, Inc. 8.00%
  10/10/2005                 500,000          -       -      500,000        -               -          500,000
Innovion Corp. Series C    1,500,000          -       -    1,500,000        -       1,675,650        3,000,000

FIRSTHAND TECHNOLOGY
INNOVATORS FUND
(CONTINUED)

Innovion Corp.
  Warrants                   602,577          -       -      602,577     $  -       $      603     $        -
Innovion Corp. 8.00%
  03/07/2005                 602,577          -       -      602,577        -          602,577        602,577
Maple Optical
  Systems, Inc. Series
  A-1                      9,647,945          -       -    9,647,945        -                -      3,376,781
Silicon Genesis Corp.
  Series 1-C                  82,914**        -       -       82,914        -          300,779      1,731,250
Silicon Genesis Corp.
  Series 1-E               1,633,254          -       -    1,633,254        -        1,731,249      1,731,249
Silicon Genesis Corp.
  Common Stock               102,135**        -       -      102,135        -            1,021      1,516,773
Silicon Genesis Corp.
  Series 1-E Warrants         94,339          -       -       94,339        -              943              -

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.

** The beginning share balance is a result of a Silicon Genesis Corp. share restructure.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2004, the Funds were invested in the following restricted securities:

FIRSTHAND TECHNOLOGY
VALUE FUND

         SECURITY                 ACQUISITION DATE        SHARES         COST          VALUE    % NET ASSETS
         --------                -----------------      ---------     -----------   ----------  ------------
AuthenTec, Inc. Series C
  P/S                                April 4, 2003      1,472,495     $   738,000   $1,474,866     0.25%
AuthenTec, Inc. Series C
  (warrants)                         April 4, 2003        392,665               -      196,497     0.03%
AuthenTec, Inc. Series D
  P/S                                June 14, 2004        290,958         290,958      290,958     0.05%
Caspian Networks, Inc.
  C/S                            February 21, 2002         33,781*      3,378,104            -     0.00%
Celox Networks, Inc.
  Series A-1 P/S                   August 23, 2002      1,000,000       1,200,000            -     0.00%
Celox Networks, Inc. C/S            April 17, 2001        138,121      14,999,941            -     0.00%
Celox Networks, Inc.
  Series A-1 (warrants)            August 23, 2002        500,000               -            -     0.00%
Clarisay, Inc. Series B
P/S                               January 24, 2001      2,605,306       2,383,855            -     0.00%
Clarisay, Inc. Series C
P/S                                August 28, 2002      7,194,244       2,000,000            -     0.00%

FIRSTHAND TECHNOLOGY
VALUE FUND (CONTINUED)

Clarisay, Inc. 8.00%
  06/03/2005 C/N                      June 3, 2003        500,000     $   500,000       $    -     0.00%
Clarisay, Inc. 8.00%
  07/07/2005 C/N                      July 7, 2003        500,000         500,000            -     0.00%
Clarisay, Inc. 8.00%
  08/07/2005 C/N                    August 7, 2003        500,000         500,000            -     0.00%
Clarisay, Inc. 8.00%
  09/12/2005 C/N                September 12, 2003        250,000         250,000            -     0.00%
Clarisay, Inc. 8.00%
  09/19/2005 C/N                September 19, 2003        100,000         100,000            -     0.00%
Clarisay, Inc. 8.00%
  11/10/2005 C/N                 November 10, 2003        500,000         500,000            -     0.00%
Clarisay, Inc. (warrants)             June 3, 2003        500,000               -            -     0.00%
Clarisay, Inc. (warrants)             July 7, 2003        500,000               -            -     0.00%
Clarisay, Inc. (warrants)           August 7, 2003        500,000               -            -     0.00%
Clarisay, Inc. (warrants)       September 12, 2003        250,000               -            -     0.00%
Clarisay, Inc. (warrants)       September 19, 2003        100,000               -            -     0.00%
Clarisay, Inc. (warrants)        November 10, 2003        500,000               -            -     0.00%
Global Locate, Inc. Series A
  P/S                              October 5, 2001      5,861,664       5,000,000    7,575,497     1.28%
Global Locate, Inc.
Series A P/S                        March 28, 2002        169,232         144,355      218,712     0.04%
Global Locate, Inc.
Series C P/S                          May 15, 2003      1,111,111       1,000,000    1,000,000     0.17%
Global Locate, Inc.
Series D P/S                         April 2, 2004        555,555         500,000      500,000     0.08%
Global Locate, Inc. Series C
  (warrants)                          May 15, 2003        370,370               -        3,704     0.00%
Global Locate, Inc.
  (warrants)                           May 4, 2004         18,750               -           94     0.00%
Global Locate, Inc.
  (warrants)                          July 7, 2004         75,000               -          375     0.00%
Global Locate, Inc.
  Common Stock (warrants)        September 8, 2003         75,000               -          375     0.00%
Global Locate, Inc.
  (warrants)                         April 2, 2004        111,111               -        1,111     0.00%
IP Unity, Inc. Series C P/S          July 27, 2001      1,104,265       1,987,677    1,792,863     0.30%
IP Unity, Inc. Series E P/S         August 4, 2004        193,042         313,307      313,307     0.05%
IP Unity, Inc. (warrants)           August 4, 2004         69,496              69           69     0.00%
Luminous Networks, Inc.
  Series D P/S                        May 31, 2001        868,710       1,816,299      937,642     0.16%
Luminous Networks, Inc.
  Series E P/S                    October 16, 2003        434,724         184,410      184,410     0.03%
Luminous Networks, Inc.
  Series D (warrants)            December 31, 2003        144,785               -            -     0.00%
Maple Optical Systems, Inc.
  Series A-1 P/S                     July 31, 2002      5,714,285       2,000,000            -     0.00%
Maple Optical Systems, Inc.
  Series A-1 P/S                    August 9, 2001      4,637,769       1,623,219            -     0.00%
NanoMuscle, Inc. 8.00%
  02/16/2005 C/N                   August 17, 2004        117,621         117,621      117,621     0.02%
NanoMuscle, Inc. 8.00%
  03/06/2005 C/N                 September 7, 2004        245,422         245,422      245,422     0.04%
NanoMuscle, Inc., Escrow 1.00%     August 17, 2004        250,472         250,472      250,472     0.04%
NanoMuscle, Inc. C/S               August 29, 2003      1,250,000       1,250,000        1,250     0.00%
NanoMuscle, Inc.
  Series B-1 (warrants)            August 17, 2004        306,757               -          307     0.00%
NanoMuscle, Inc. Series
  A-1 P/S                          August 17, 2004      1,250,000               -      102,188     0.02%
Polaris Networks, Inc.
  Series A P/S                   November 16, 2001        297,848         297,848       33,835     0.01%
Polaris Networks, Inc.
  (warrants)                        March 29, 2004         75,712               -           76     0.00%
Polaris Networks, Inc.,
  Escrow 0.56%                      March 29, 2004         50,486          50,486       50,486     0.01%

FIRSTHAND TECHNOLOGY
VALUE FUND (CONTINUED)

Polaris Networks, Inc.
  10.00% 10/12/2004 C/N             April 12, 2004         50,475     $    50,475    $   50,475    0.01%
Polaris Networks, Inc.
  10.00% 01/14/2005 C/N              July 14, 2004         50,475          50,475        50,475    0.01%
Silicon Genesis Corp.
  Series 1-D P/S                    April 30, 2002        850,830       4,315,500       749,751    0.13%
Silicon Genesis Corp.
  Common Stock (warrants)           April 30, 2002         59,147               -            59    0.00%
Silicon Genesis Corp.
  Series 1-E P/S                  November 4, 2003      4,071,226       4,315,500     4,315,500    0.73%
Silicon Genesis Corp.
  Series 1-E (warrants)           October 31, 2003      1,257,859               -       334,339    0.06%
Silicon Genesis Corp.
  Common Stock (warrants)         November 4, 2003         37,982               -            38    0.00%
Silicon Genesis Corp. C/S           April 30, 2002        726,424       3,684,494         7,264    0.00%

FIRSTHAND TECHNOLOGY
INNOVATORS FUND

         SECURITY                ACQUISITION DATE        SHARES          COST          VALUE         % NET ASSETS
         --------               ------------------      ---------     ----------     ---------       ------------
ASM International N.V. C/S            July 6, 2004         47,115      1,042,998       563,119           1.07%
AuthenTec, Inc. Series C
  P/S                                April 4, 2003        736,248        369,000       737,433           1.40%
AuthenTec, Inc. Series C
  (warrants)                         April 4, 2003        196,333              -        98,249           0.19%
Clarisay, Inc. Series B
P/S                               January 24, 2001      2,861,519      2,618,290             -           0.00%
Clarisay, Inc. 8.00%
  05/08/2005 C/N                       May 8, 2003        500,000        500,000             -           0.00%
Clarisay, Inc. (warrants)              May 8, 2003        500,000              -             -           0.00%
Clarisay, Inc. 8.00%
  09/19/2005 C/N                September 19, 2003        150,000        150,000             -           0.00%
Clarisay, Inc. (warrants)       September 19, 2003        150,000              -             -           0.00%
Clarisay, Inc. 8.00%
  10/10/2005 C/N                  October 10, 2003        500,000        500,000             -           0.00%
Clarisay, Inc. (warrants)         October 10, 2003        500,000              -             -           0.00%
Clarisay, Inc. (warrants)        December 31, 2003        109,290              -             -           0.00%
Innovion Corp. Series C P/S      February 23, 2001      1,500,000      3,000,000     1,675,650           3.18%
Innovion Corp. 8.00%
  03/07/2005 C/N                 December 30, 2003        602,577        602,577       602,577           1.14%
Innovion Corp. (warrants)        December 30, 2003        602,577              -           603           0.00%
IP Unity, Inc. Series C P/S          July 27, 2001      1,117,957      2,012,323     1,815,093           3.45%
Luminous Networks, Inc.
  Series D P/S                        May 31, 2001      1,522,719      3,183,701     1,643,547           3.12%
Luminous Networks, Inc.
  Series E P/S                    October 16, 2003        762,008        323,244       323,244           0.61%
Luminous Networks, Inc.
  Series D (warrants)            December 31, 2003        253,787              -             -           0.00%
Maple Optical Systems, Inc.
  Series A-1 P/S                    August 9, 2001      9,647,945      3,376,781             -           0.00%
NanoMuscle, Inc.
  Series A-1 P/S                   August 17, 2004      1,250,000              -       102,187           0.19%
NanoMuscle, Inc. C/S               August 29, 2003      1,250,000      1,250,000         1,250           0.00%
Polaris Networks, Inc.
  Series A P/S                   November 16, 2001        702,152        702,152        79,764           0.15%
Silicon Optix, Inc.
  Series B P/S                    November 7, 2003      1,111,111      1,000,000     1,000,000           1.90%
Silicon Genesis Corp. C/S            March 8, 2001        102,135      1,516,773         1,021           0.00%
Silicon Genesis Corp.
  Series 1-C P/S                     March 8, 2001         82,914      1,731,250       300,779           0.57%
Silicon Genesis Corp.
  Series 1-E P/S                  November 4, 2003      1,633,254      1,731,249     1,731,249           3.29%
Silicon Genesis Corp.
  Series 1-E (warrants)          February 26, 2003         94,339              -           943           0.00%

* The share balance changed as a result of a Caspian Networks, Inc. share restructure.

C/S Common Stock

P/S Preferred Stock

C/N Convertible Note

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRSTHAND FUNDS

By: /s/Kevin M. Landis
    ------------------------------
    Kevin M. Landis
    President

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Kevin M. Landis
    ------------------------------
    Kevin M. Landis
    President

Date: November 24, 2004

By: /s/Omar Billawala
    ------------------------------
    Omar Billawala
    Treasurer

Date: November 24, 2004

                                 CERTIFICATIONS

I, Kevin M. Landis, President of Firsthand Funds, certify that:

1.    I have reviewed this report on Form N-Q of Firsthand Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By: /s/Kevin M. Landis
    ------------------------------
    Kevin M. Landis
    President

Date: November 24, 2004

                                 CERTIFICATIONS
                     (Form for Principal Financial Officer)

I, Omar Billawala, Treasurer of Firsthand Funds, certify that:

1.    I have reviewed this report on Form N-Q of Firsthand Funds:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (cd) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By: /s/Omar Billawala
    ------------------------------
    Omar Billawala
    Treasurer

Date: November 24, 2004